Schedule of Investments (unaudited) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.7%

Chemicals — 14.4%
Albemarle Corp.(a)	106,448	$8,726,607
CF Industries Holdings, Inc.(a)	496,635	20,302,439
FMC Corp.(a)(b)	281,552	21,628,825
Livent Corp.(c)	263,334	3,233,741
Nutrien Ltd.(a)(b)	1,069,967	56,430,781
Umicore SA	356,979	15,888,237

		126,210,630

Containers & Packaging — 2.9%
Packaging Corp. of America(a)(b)	172,618	17,154,777
Smurfit Kappa Group PLC	298,989	8,356,402

		25,511,179

Electronic Equipment, Instruments & Components — 1.5%
Trimble, Inc.(a)(c)	331,043	13,374,137

Energy Equipment & Services — 1.1%
Baker Hughes a GE Co.(a)	140,674	3,899,483
Halliburton Co.(a)	205,895	6,032,724

		9,932,207

Food Products — 6.2%
Glanbia PLC	710,593	13,901,562
Hormel Foods Corp.(a)	301,150	13,479,474
Ingredion, Inc.(a)	120,822	11,440,635
Kerry Group PLC, Class A	137,573	15,355,094

		54,176,765

Machinery — 1.2%
Deere & Co.(a)	66,335	10,602,986

Metals & Mining — 33.0%
Anglo American PLC	767,687	20,532,837
Barrick Gold Corp.(a)	1,856,365	25,450,764
BHP Group PLC	1,797,939	43,378,779
First Quantum Minerals Ltd.(a)(b)	2,469,224	27,993,223
Franco-Nevada Corp.(a)(b)	87,401	6,552,704
Fresnillo PLC	1,139,317	12,911,761
Glencore PLC(c)	7,278,866	30,164,759
Neo Lithium Corp.(c)(d)	5,466,074	3,517,659
Newcrest Mining Ltd.	603,949	10,937,527
Newmont Mining Corp.(a)	338,753	12,117,195
OZ Minerals Ltd.	1,453,682	10,965,051
Polyus PJSC, GDR	145,178	5,966,094
Rio Tinto PLC — ADR(a)	187,945	11,060,563
Stelco Holdings, Inc.(a)(b)	1,317,608	16,298,171
Teck Resources Ltd., Class B(a)	533,134	12,358,046
Vale SA — ADR(a)	1,991,369	26,007,279
Wheaton Precious Metals Corp.	549,188	13,081,658

		289,294,070

Oil, Gas & Consumable Fuels — 33.4%
Anadarko Petroleum Corp.(a)	144,900	6,590,052
BP PLC — ADR(a)	1,162,481	50,823,669
Cairn Energy PLC(c)	1,593,373	3,358,140

Security		Shares	Value

Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd.(a)(b)		273,689	$7,514,236
CNOOC Ltd.		6,056,000	11,280,389
Concho Resources, Inc.(a)		42,250	4,688,060
ConocoPhillips(a)		188,462	12,577,954
Exxon Mobil Corp.(a)(b)		472,218	38,155,214
Kosmos Energy Ltd.		743,672	4,633,077
Marathon Petroleum Corp.(a)		116,654	6,981,742
Pioneer Natural Resources Co.(a)		48,220	7,342,942
Royal Dutch Shell PLC — ADR, Class A(a)		771,730	48,302,581
Suncor Energy, Inc.(a)(b)		820,174	26,581,162
TOTAL SA		906,834	50,464,663
Valero Energy Corp.(a)		81,164	6,885,142
Williams Cos., Inc.(a)		253,975	7,294,162

			293,473,185

Paper & Forest Products — 1.4%
Mondi PLC		525,365	11,633,213
Precious Woods Holding AG(c)		20,000	148,632
Quintis Ltd.(c)(d)(e)		7,903,565	56

			11,781,901

Pharmaceuticals — 1.1%
Curaleaf Holdings, Inc.(c)		1,076,779	9,830,287

Specialty Retail — 1.5%
Tractor Supply Co.(a)		134,334	13,132,492

Total Common Stocks — 97.7% (Cost — $764,229,524)			857,319,839

		Par (000)

Corporate Bonds — 1.8%

Metals & Mining — 1.8%
Beadell Resources LTD, 6.00%, 06/30/23(e)(f)	USD	1,800	1,720,980
Osisko Gold Royalties Ltd., 4.00%, 12/31/22	CAD	5,652	4,367,437
Pilgangoora Operations Pty Ltd, 12.00%, 06/21/22	USD	9,000	9,988,065

Total Corporate Bonds — 1.8% (Cost — $15,311,494)			16,076,482

Total Long-Term Investments — 99.5% (Cost — $779,541,018)			873,396,321

		Shares

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(g)(i)		10,200,095	10,200,095

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX) (Percentages shown are based on Net Assets)

Security	Shares	Value
SL Liquidity Series, LLC, Money Market Series, 2.67%(g)(h)(i)	334,501	$334,568

Total Short-Term Securities — 1.2% (Cost — $10,534,602)		10,534,663

Total Investments Before Options Written — 100.7% (Cost — $790,075,620)		883,930,984

Security	Value

Options Written — (0.9)% (Premiums Received — $7,367,997)	$ (7,506,000)

Total Investments, Net of Options Written — 99.8% (Cost — $782,707,623)	876,424,984

Other Assets Less Liabilities — 0.2%	1,668,953

Net Assets— 100.0%	$878,093,937

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Security, or a portion of the security, is on loan.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(i)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Changes in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,652,388	(3,452,293)	10,200,095	$10,200,095	$—		$—	$—
SL Liquidity Series, LLC, Money Market Series	276,499	58,002	334,501	334,568	6,226	(b)	—	89

				$10,534,663	$6,226		$—	$89

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

USD — United States Dollar

Portfolio Abbreviations

ADR — American Depositary Receipts

GDR — Global Depositary Receipt

OTC — Over-the-Counter

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

Derivative Financial Instruments Outstanding as of Period End Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Anadarko Petroleum Corp.	60	04/05/19	USD	49.51	USD	273	$(142)
BP PLC — ADR	878	04/05/19	USD	43.01	USD	3,839	(75,956)
Barrick Gold Corp.	530	04/05/19	USD	13.00	USD	727	(38,955)
Barrick Gold Corp.	458	04/05/19	USD	12.75	USD	628	(44,464)
CF Industries Holdings, Inc.	132	04/05/19	USD	43.50	USD	540	(528)
Canadian Natural Resources Ltd.	284	04/05/19	CAD	37.50	CAD	1,042	(4,038)
ConocoPhillips	67	04/05/19	USD	73.00	USD	447	(201)
Deere & Co.	33	04/05/19	USD	172.50	USD	527	(528)
Halliburton Co.	57	04/05/19	USD	33.00	USD	167	(114)
Hormel Foods Corp.	237	04/05/19	USD	43.50	USD	1,061	(31,995)
Marathon Petroleum Corp.	46	04/05/19	USD	66.50	USD	275	(138)
Newmont Mining Corp.	307	04/05/19	USD	35.50	USD	1,098	(18,573)
Nutrien Ltd.	531	04/05/19	CAD	71.00	CAD	3,742	(16,291)
Pioneer Natural Resources Co.	43	04/05/19	USD	148.00	USD	655	(22,790)
Vale SA — ADR	1,225	04/05/19	USD	12.50	USD	1,600	(79,013)
Valero Energy Corp.	60	04/05/19	USD	83.00	USD	509	(14,280)
Williams Cos., Inc.	169	04/05/19	USD	27.50	USD	485	(21,632)
Barrick Gold Corp.	930	04/12/19	USD	12.75	USD	1,275	(92,631)
CF Industries Holdings, Inc.	265	04/12/19	USD	42.50	USD	1,083	(8,480)
ConocoPhillips	152	04/12/19	USD	68.00	USD	1,014	(10,108)
Exxon Mobil Corp.	303	04/12/19	USD	80.00	USD	2,448	(44,238)
Hormel Foods Corp.	161	04/12/19	USD	43.50	USD	721	(23,747)
Hormel Foods Corp.	162	04/12/19	USD	44.00	USD	725	(17,010)
Newmont Mining Corp.	307	04/12/19	USD	34.50	USD	1,098	(46,664)
Teck Resources Ltd.	477	04/12/19	USD	23.50	USD	1,106	(23,850)
Vale SA — ADR	408	04/12/19	USD	13.00	USD	533	(16,524)
Williams Cos., Inc.	339	04/12/19	USD	27.00	USD	974	(61,529)
Albemarle Corp.	213	04/18/19	USD	85.00	USD	1,746	(18,105)
Anadarko Petroleum Corp.	123	04/18/19	USD	45.00	USD	559	(20,295)
BP PLC — ADR	878	04/18/19	USD	43.00	USD	3,839	(99,653)
Baker Hughes a GE Co.	6	04/18/19	USD	26.00	USD	17	(1,170)
Baker Hughes a GE Co.	131	04/18/19	USD	27.00	USD	363	(15,720)
Barrick Gold Corp.	1,389	04/18/19	USD	13.00	USD	1,904	(113,204)
CF Industries Holdings, Inc.	157	04/18/19	USD	47.50	USD	642	(314)
CF Industries Holdings, Inc.	596	04/18/19	USD	42.50	USD	2,436	(26,820)
Canadian Natural Resources Ltd.	150	04/18/19	CAD	38.00	CAD	550	(3,648)
Concho Resources, Inc.	63	04/18/19	USD	105.00	USD	699	(44,730)
Concho Resources, Inc.	78	04/18/19	USD	122.75	USD	865	(2,202)
ConocoPhillips	140	04/18/19	USD	70.00	USD	934	(4,970)
Exxon Mobil Corp.	292	04/18/19	USD	80.00	USD	2,359	(48,472)
FMC Corp.	322	04/18/19	USD	80.00	USD	2,474	(13,685)
FMC Corp.	323	04/18/19	USD	82.50	USD	2,481	(8,075)
First Quantum Minerals Ltd.	1,532	04/18/19	CAD	15.00	CAD	2,321	(69,358)
First Quantum Minerals Ltd.	750	04/18/19	CAD	16.00	CAD	1,136	(10,383)
Franco-Nevada Corp.	175	04/18/19	CAD	100.00	CAD	1,753	(28,024)
Franco-Nevada Corp.	175	04/18/19	CAD	105.00	CAD	1,753	(6,089)
Halliburton Co.	115	04/18/19	USD	32.50	USD	337	(575)

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Hormel Foods Corp.	161	04/18/19	USD	$44.00	USD	721	$(18,112)
Ingredion, Inc.	100	04/18/19	USD	95.00	USD	947	(15,750)
Marathon Petroleum Corp.	89	04/18/19	USD	65.00	USD	533	(1,112)
Marathon Petroleum Corp.	26	04/18/19	USD	62.00	USD	156	(1,651)
Newmont Mining Corp.	356	04/18/19	USD	35.00	USD	1,273	(44,678)
Nutrien Ltd.	536	04/18/19	CAD	74.00	CAD	3,778	(3,008)
Packaging Corp. of America	345	04/18/19	USD	100.00	USD	3,429	(57,788)
Pioneer Natural Resources Co.	63	04/18/19	USD	140.00	USD	959	(83,160)
Rio Tinto PLC — ADR	375	04/18/19	USD	62.50	USD	2,207	(3,750)
Royal Dutch Shell PLC, Class A	434	04/18/19	USD	65.00	USD	2,716	(6,510)
Stelco Holdings, Inc.	500	04/18/19	CAD	16.87	CAD	827	(21,514)
Stelco Holdings, Inc.	1,200	04/18/19	CAD	17.87	CAD	1,984	(20,204)
Suncor Energy, Inc.	1,376	04/18/19	CAD	46.00	CAD	5,959	(7,208)
Teck Resources Ltd.	333	04/18/19	USD	25.00	USD	772	(6,160)
Tractor Supply Co.	220	04/18/19	USD	97.50	USD	2,151	(50,050)
Tractor Supply Co.	48	04/18/19	USD	100.00	USD	469	(5,280)
Trimble, Inc.	406	04/18/19	USD	40.00	USD	1,640	(46,690)
Vale SA — ADR	1,546	04/18/19	USD	13.00	USD	2,019	(73,435)
Valero Energy Corp.	19	04/18/19	USD	87.50	USD	161	(1,529)
Williams Cos., Inc.	169	04/25/19	USD	27.90	USD	485	(20,756)
Anadarko Petroleum Corp.	123	04/26/19	USD	45.00	USD	559	(24,354)
Anadarko Petroleum Corp.	45	04/26/19	USD	48.00	USD	205	(3,172)
BP PLC	689	04/26/19	USD	43.00	USD	3,012	(85,781)
Barrick Gold Corp.	1,059	04/26/19	USD	13.25	USD	1,452	(76,232)
CF Industries Holdings, Inc.	326	04/26/19	USD	44.00	USD	1,333	(10,432)
Deere & Co.	95	04/26/19	USD	165.00	USD	1,518	(17,100)
Exxon Mobil Corp.	259	04/26/19	USD	80.50	USD	2,093	(44,937)
First Quantum Minerals Ltd.	411	04/26/19	CAD	15.50	CAD	623	(16,915)
Halliburton Co.	383	04/26/19	USD	30.00	USD	1,122	(28,534)
Hormel Foods Corp.	289	04/26/19	USD	43.00	USD	1,294	(57,078)
Marathon Petroleum Corp.	122	04/26/19	USD	61.50	USD	730	(14,762)
Royal Dutch Shell PLC, Class A	525	04/26/19	USD	61.00	USD	3,286	(118,125)
Royal Dutch Shell PLC, Class A	498	04/26/19	USD	63.50	USD	3,117	(32,370)
Teck Resources Ltd.	333	04/26/19	USD	23.00	USD	772	(37,130)
Vale SA — ADR	2,390	04/26/19	USD	13.00	USD	3,121	(135,035)
Valero Energy Corp.	20	04/26/19	USD	82.00	USD	170	(9,050)
Baker Hughes a GE Co. Class A	65	05/01/19	USD	28.20	USD	180	(4,729)
Anadarko Petroleum Corp.	45	05/03/19	USD	47.00	USD	205	(7,357)
BP PLC	688	05/03/19	USD	45.00	USD	3,008	(34,744)
Barrick Gold Corp.	1,500	05/03/19	USD	14.50	USD	2,057	(28,500)
CF Industries Holdings, Inc.	255	05/03/19	USD	42.50	USD	1,042	(26,010)
ConocoPhillips	242	05/03/19	USD	69.00	USD	1,615	(27,588)
Deere & Co.	137	05/03/19	USD	165.00	USD	2,190	(31,510)
Exxon Mobil Corp.	318	05/03/19	USD	81.50	USD	2,569	(43,725)
Halliburton Co.	157	05/03/19	USD	30.50	USD	460	(10,597)
Hormel Foods Corp.	194	05/03/19	USD	45.00	USD	868	(14,550)
Pioneer Natural Resources Co.	86	05/03/19	USD	155.00	USD	1,310	(39,130)
Teck Resources Ltd.	333	05/03/19	USD	24.00	USD	772	(25,974)
Tractor Supply Co.	268	05/03/19	USD	98.00	USD	2,620	(101,840)
Vale SA — ADR	1,179	05/03/19	USD	13.00	USD	1,540	(74,867)
Valero Energy Corp.	84	05/03/19	USD	88.50	USD	713	(12,474)
Williams Cos., Inc.	84	05/03/19	USD	29.00	USD	241	(5,040)

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Baker Hughes a GE Co. Class A	65	05/08/19	USD	$28.20	USD	180	$(5,813)
Anadarko Petroleum Corp.	60	05/10/19	USD	47.50	USD	273	(9,360)
BP PLC	758	05/10/19	USD	44.00	USD	3,314	(76,937)
CF Industries Holdings, Inc.	255	05/10/19	USD	42.50	USD	1,042	(30,218)
Exxon Mobil Corp.	354	05/10/19	USD	81.00	USD	2,860	(61,065)
Halliburton Co.	111	05/10/19	USD	30.00	USD	325	(10,656)
Newmont Mining Corp.	385	05/10/19	USD	37.00	USD	1,377	(28,875)
Valero Energy Corp.	83	05/10/19	USD	89.00	USD	704	(13,529)
Williams Cos., Inc.	84	05/10/19	USD	29.00	USD	241	(5,712)
Anadarko Petroleum Corp.	123	05/17/19	USD	47.50	USD	559	(21,094)
BP PLC	758	05/17/19	USD	44.00	USD	3,314	(76,937)
Barrick Gold Corp.	1,059	05/17/19	USD	14.00	USD	1,452	(45,537)
Barrick Gold Corp.	500	05/17/19	USD	15.00	USD	686	(7,750)
Canadian Natural Resources Ltd.	278	05/17/19	CAD	38.00	CAD	1,020	(19,659)
ConocoPhillips	152	05/17/19	USD	70.00	USD	1,014	(17,176)
Exxon Mobil Corp.	362	05/17/19	USD	80.00	USD	2,925	(86,156)
FMC Corp.	240	05/17/19	USD	77.50	USD	1,844	(63,000)
FMC Corp.	240	05/17/19	USD	80.00	USD	1,844	(36,000)
First Quantum Minerals Ltd.	1,437	05/17/19	CAD	15.00	CAD	2,177	(110,220)
Marathon Petroleum Corp.	122	05/17/19	USD	62.50	USD	730	(17,263)
Marathon Petroleum Corp.	61	05/17/19	USD	65.00	USD	365	(4,148)
Nutrien Ltd.	536	05/17/19	CAD	74.00	CAD	3,778	(19,854)
Royal Dutch Shell PLC, Class A	1,064	05/17/19	USD	65.00	USD	6,660	(55,860)
Stelco Holdings, Inc.	500	05/17/19	CAD	18.00	CAD	827	(23,385)
Stelco Holdings, Inc.	500	05/17/19	CAD	19.00	CAD	827	(13,095)
Teck Resources Ltd.	656	05/17/19	USD	24.00	USD	1,521	(62,648)
Trimble, Inc.	228	05/17/19	USD	40.00	USD	921	(48,450)
Vale SA — ADR	1,217	05/17/19	USD	14.00	USD	1,589	(40,161)
Valero Energy Corp.	58	05/17/19	USD	90.00	USD	492	(8,207)
Williams Cos., Inc.	169	05/17/19	USD	28.00	USD	485	(22,984)

							$(3,979,647)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Suncor Energy, Inc.	Credit Suisse International	40,000	04/03/19	CAD	44.58	CAD	1,732	$(1,353)
Nutrien Ltd.	Credit Suisse International	53,600	04/04/19	CAD	73.33	CAD	3,778	(230)
TOTAL SA	Credit Suisse International	81,500	04/04/19	EUR	50.23	EUR	4,043	(19,907)
Baker Hughes a GE Co.	Deutsche Bank AG	29,400	04/08/19	USD	25.50	USD	815	(68,066)
Fresnillo PLC	UBS AG	92,700	04/09/19	GBP	9.07	GBP	806	(12,017)
Nutrien Ltd.	Credit Suisse International	53,600	04/09/19	CAD	73.70	CAD	3,778	(921)
Glanbia PLC	Goldman Sachs International	77,400	04/10/19	EUR	18.88	EUR	1,350	(4,128)
OZ Minerals Ltd.	UBS AG	63,700	04/10/19	AUD	11.01	AUD	676	(3,641)
Anglo American PLC	Goldman Sachs International	85,400	04/11/19	GBP	20.84	GBP	1,754	(37,961)
BNP Group PLC	Credit Suisse International	26,000	04/11/19	GBP	17.68	GBP	482	(30,685)
First Quantum Minerals Ltd.	Goldman Sachs International	377,000	04/11/19	CAD	14.00	CAD	4,228	(360,265)
Glencore PLC	Goldman Sachs International	644,800	04/11/19	GBP	3.15	GBP	2,050	(77,488)
Mondi PLC	UBS AG	68,500	04/11/19	GBP	18.18	GBP	1,165	(35)
Total SA	Credit Suisse International	72,000	04/11/19	EUR	51.08	EUR	3,572	(14,520)

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Umicore SA	Goldman Sachs International	25,200	04/11/19	EUR	$39.84	EUR	1,000	$(19,226)
Umicore SA	Goldman Sachs International	8,500	04/11/19	EUR	39.43	EUR	337	(8,951)
BHP Group PLC	Goldman Sachs International	218,600	04/16/19	GBP	18.62	GBP	4,048	(99,118)
CNOOC Ltd.	UBS AG	660,000	04/16/19	HKD	14.11	HKD	9,649	(58,344)
Glanbia PLC	Goldman Sachs International	77,400	04/16/19	EUR	18.88	EUR	1,350	(7,997)
Umicore SA	Deutsche Bank AG	35,500	04/16/19	EUR	38.59	EUR	1,409	(65,258)
Umicore SA	Goldman Sachs International	8,500	04/16/19	EUR	41.19	EUR	337	(2,994)
Canadian Natural Resources Ltd.	Goldman Sachs International	14,000	04/17/19	CAD	37.90	CAD	514	(6,232)
Oz Minerals Ltd.	Morgan Stanley & Co. International PLC	117,000	04/17/19	AUD	10.39	AUD	1,243	(33,779)
TOTAL SA	Credit Suisse International	41,900	04/17/19	EUR	51.17	EUR	2,079	(11,196)
CNOOC Ltd.	Goldman Sachs International	1,263,000	04/23/19	HKD	14.23	HKD	18,465	(104,781)
Glencore PLC	Goldman Sachs International	550,700	04/23/19	GBP	3.26	GBP	1,751	(43,974)
Umicore SA	Goldman Sachs International	45,000	04/23/19	EUR	42.23	EUR	1,786	(10,580)
Glanbia PLC	Morgan Stanley & Co. International PLC	47,400	04/24/19	EUR	18.51	EUR	827	(12,511)
Total SA	Credit Suisse International	70,200	04/24/19	EUR	51.68	EUR	3,483	(15,786)
Anglo American PLC	UBS AG	110,800	04/25/19	GBP	20.57	GBP	2,276	(94,737)
Nutrien Ltd.	Credit Suisse International	53,200	04/25/19	CAD	72.50	CAD	3,750	(15,476)
Rio Tinto PLC — ADR	Goldman Sachs International	37,600	04/25/19	USD	60.16	USD	2,213	(28,961)
Smurfit Kappa Group PLC	UBS AG	59,900	04/25/19	EUR	26.88	EUR	1,493	(7,513)
BNP Group PLC	Goldman Sachs International	265,900	04/26/19	GBP	18.08	GBP	4,924	(247,255)
Fresnillo PLC	UBS AG	97,200	04/26/19	GBP	8.48	GBP	846	(55,894)
Kerry Group PLC	UBS AG	16,600	04/26/19	EUR	98.21	EUR	1,652	(39,584)
Oz Minerals Ltd.	Goldman Sachs International	130,000	04/26/19	AUD	10.25	AUD	1,381	(52,050)
Suncor Energy, Inc.	Credit Suisse International	43,000	04/29/19	CAD	45.24	CAD	1,862	(11,456)
Canadian Natural Resources Ltd.	Credit Suisse International	24,200	04/30/19	CAD	37.70	CAD	888	(11,436)
Glencore PLC	Goldman Sachs International	1,326,000	04/30/19	GBP	3.15	GBP	4,217	(170,002)
Ingredion, Inc.	Citibank N.A.	17,000	04/30/19	USD	95.98	USD	1,610	(27,692)
Smurfit Kappa Group PLC	Morgan Stanley & Co. International PLC	59,600	04/30/19	EUR	25.87	EUR	1,485	(18,464)
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	34,000	04/30/19	CAD	17.61	CAD	562	(11,578)
Royal Dutch Shell PLC	Barclays Bank PLC	56,500	05/01/19	USD	63.76	USD	3,536	(43,047)
Glanbia PLC	Goldman Sachs International	42,000	05/02/19	EUR	18.19	EUR	732	(18,839)
Kerry Group PLC	Morgan Stanley & Co. International PLC	16,700	05/02/19	EUR	97.41	EUR	1,662	(61,910)
Oz Minerals Ltd.	JPMorgan Chase Bank N.A.	130,000	05/02/19	AUD	10.37	AUD	1,381	(49,512)
Suncor Energy, Inc.	Credit Suisse International	43,000	05/02/19	CAD	45.24	CAD	1,862	(12,796)
First Quantum Minerals Ltd.	Credit Suisse International	41,300	05/03/19	CAD	14.89	CAD	463	(37,777)
Nutrien Ltd.	Credit Suisse International	26,800	05/03/19	CAD	70.28	CAD	1,889	(31,844)
Nutrien Ltd.	UBS AG	26,800	05/03/19	CAD	71.44	CAD	1,889	(17,064)
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	34,000	05/03/19	CAD	17.95	CAD	562	(12,415)
Trimble, Inc.	Citibank N.A.	34,500	05/03/19	USD	40.96	USD	1,394	(47,068)
First Quantum Minerals Ltd.	Credit Suisse International	74,000	05/06/19	CAD	14.91	CAD	830	(58,019)
Fresnillo PLC	Goldman Sachs International	71,146	05/07/19	GBP	8.78	GBP	619	(26,983)
Nutrien Ltd.	Credit Suisse International	26,800	05/07/19	CAD	70.81	CAD	1,889	(31,683)
Nutrien Ltd.	UBS AG	26,800	05/07/19	CAD	71.44	CAD	1,889	(18,611)
Total SA	Goldman Sachs International	52,200	05/07/19	EUR	49.83	EUR	2,590	(61,001)
Glanbia PLC	UBS AG	40,000	05/08/19	EUR	17.98	EUR	698	(23,888)
Glencore PLC	Goldman Sachs International	390,000	05/08/19	GBP	3.16	GBP	1,240	(53,377)
Oz Minerals Ltd.	UBS AG	140,800	05/08/19	AUD	10.46	AUD	1,495	(50,938)
Anglo American PLC	Morgan Stanley & Co. International PLC	110,800	05/09/19	GBP	20.86	GBP	2,276	(96,023)

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount(000)		Value
Call (continued)
BNP Group PLC	Goldman Sachs International	208,600	05/09/19	GBP	$18.34	GBP	3,863	$(178,860)
Mondi PLC	UBS AG	68,500	05/09/19	GBP	18.27	GBP	1,165	(5,784)
First Quantum Minerals Ltd.	Goldman Sachs International	82,300	05/10/19	CAD	15.98	CAD	923	(26,587)
Stelco Holdings, Inc.	Morgan Stanley & Co. International PLC	34,000	05/10/19	CAD	18.47	CAD	562	(11,105)
Suncor Energy, Inc.	Royal Bank of Canada	64,500	05/10/19	CAD	45.50	CAD	2,793	(20,996)
Ingredion, Inc.	Citibank N.A.	21,300	05/13/19	USD	96.59	USD	2,017	(49,115)
Kerry Group PLC	Morgan Stanley & Co. International PLC	21,700	05/14/19	EUR	99.42	EUR	2,159	(61,787)
Total SA	UBS AG	44,900	05/14/19	EUR	50.03	EUR	2,227	(48,700)
Albemarle Corp.	Goldman Sachs International	21,200	05/15/19	USD	86.60	USD	1,738	(37,492)
CNOOC Ltd.	Goldman Sachs International	500,000	05/15/19	HKD	14.67	HKD	7,310	(37,076)
Fresnillo PLC	Goldman Sachs International	147,700	05/15/19	GBP	8.96	GBP	1,285	(48,193)
Mondi PLC	UBS AG	73,200	05/15/19	GBP	17.02	GBP	1,244	(37,653)
Packaging Corp. of America	Goldman Sachs International	34,500	05/15/19	USD	98.75	USD	3,429	(145,421)
Umicore SA	Credit Suisse International	20,000	05/15/19	EUR	40.31	EUR	794	(23,903)
Trimble, Inc.	Citibank N.A.	34,500	05/22/19	USD	40.86	USD	1,394	(62,352)
Stelco Holdings, Inc.	Citibank N.A.	50,000	05/24/19	CAD	17.69	CAD	827	(28,649)
Stelco Holdings, Inc.	Citibank N.A.	50,000	05/31/19	CAD	18.18	CAD	827	(25,843)

								$(3,526,353)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Resources & Commodities Strategy Trust (BCX)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Chemicals	$110,322,393	$15,888,237	$—	$126,210,630
Containers & Packaging	17,154,777	8,356,402	—	25,511,179
Electronic Equipment, Instruments & Components	13,374,137	—	—	13,374,137
Energy Equipment & Services	9,932,207	—	—	9,932,207
Food Products	54,176,765	—	—	54,176,765
Machinery	10,602,986	—	—	10,602,986
Metals & Mining	154,437,262	134,856,808	—	289,294,070
Oil, Gas & Consumable Fuels	228,369,993	65,103,192	—	293,473,185
Paper & Forest Products	—	11,781,845	56	11,781,901
Pharmaceuticals	9,830,287	—	—	9,830,287
Specialty Retail	13,132,492	—	—	13,132,492
Corporate Bonds	4,367,437	9,988,065	1,720,980	16,076,482
Short-Term Securities	10,200,095	—	—	10,200,095

Subtotal	$635,900,831	$245,974,549	$1,721,036	$883,596,416

Investments Valued at NAV(a)				334,568

				883,930,984

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(3,603,179)	$(3,902,821)	$—	$(7,506,000)

(a)	As of March 31, 2019, certain of the Trust’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written, which are shown at value.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

8